Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of Components of Lease Cost for Operating and Finance Leases

The components of lease cost for operating and finance leases for the year ended December 31, 2021 were as follows (in thousands):

	Income Statement Classification	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating lease cost	General and administrative	$371	$718
Finance lease cost:
Amortization of right of use asset	General and administrative	-	61
Interest on lease liabilities	General and administrative	-	1
Total finance lease cost		-	62

Variable lease payments	General and administrative	481	318
Sublease income	Interest income expense, net	(401)	(315)
Total lease cost		$451	$783

Schedule of Weighted Average Discount Rate	The weighted average discount rate was as follows:
	2021	2020
Operating leases	18%	18%
Finance leases	0%	5%

Schedule of Maturities of Lease liabilities

The maturities of lease liabilities with leases in effect as of December 31, 2021 were as follows (in thousands):

Operating Lease
2022	$342
Thereafter	-
Total future undiscounted lease payments	368
Less amounts representing interest	26
Present value of lease liabilities	$342